Document and Entity Information	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Entity Registrant Name	Sino Green Land Corp.
Entity Central Index Key	0001433551
Document Type	10-12G
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false